INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2020
INCOME TAXES
Schedule of deferred tax assets and liabilities

The principal components of the Company’s net deferred tax assets consisted of the following at September 30:

	2020	2019
Net operating loss carryforwards	$8,451,214	$7,291,333
Capitalized expenditures	1,782,185	1,717,025
Research and experimentation credit carryforwards	928,734	898,610
Stock based compensation	2,321,519	2,139,119
Property and Equipment	3,152	2,234
Accrued expenses	18,518	13,660
Inventory allowance	16,497	—
Deferred rent	—	492
Gross deferred tax assets	13,521,819	12,062,473
Deferred tax asset valuation allowance	(13,521,819)	(12,062,473)

Net deferred tax assets	$—	$—